Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income	$ 27,391	$ 9,417
Adjustments for items not affecting cash:
Depletion, depreciation and amortization	41,916	36,084
Share-based compensation	668	1,174
Loss on disposals and write-offs	1,571	1,072
Change in supplies inventory reserve	176	238
Revisions in estimates of decomissioning liability at closed mine		144
Interest expense and other finance costs	4,592	5,055
Net realizable value adjustment to inventory	1,248
Current income tax expense	20,535	17,416
Deferred income taxes expense (recovery)	2,051	(4,888)
Unrealized foreign currency exchange (gain) loss	(1,143)	647
Operating cash flows before movements in working capital	99,005	66,359
Net changes in non-cash working capital items	(18,239)	(3,680)
Decomissioning liabilities settled	(405)	(914)
Income tax paid	(13,380)	(22,178)
Cash generated from operating activities	66,981	39,587
Cash (used in) investing activities
Capital expenditures	(35,972)	(54,621)
Proceeds from sale of property, plant and equipment	901
Proceeds from insurance claim	822
Cash (used in) investing activities	(34,249)	(54,621)
Cash from (used in) financing activities
Proceeds from issuance of loans, net of transaction costs		99,814
Repayment of loans and credit facilities		(56,193)
Loan interest paid	(4,066)	(4,615)
Cash paid to repurchase shares		(2,844)
Cash generated from (used in) financing activities	(4,066)	36,162
Effect of foreign exchange rate changes on cash and cash equivalents	(173)	20
Increase in cash and cash equivalents	28,493	21,148
Cash and cash equivalents, beginning of the year	42,980	21,832
Cash and cash equivalents, end of the year	$ 71,473	$ 42,980